GOODWILL (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF GOODWILL

Management believes that any reasonably possible change in the key assumptions on which Skip’s recoverable amount is based would not cause Skip’s carrying amount to exceed its recoverable amount.

June 30, 2026
Cost
Goodwill on Skip acquisition (note 4)	$2,961,303
Balance at June 30, 2026	$2,961,303